UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	3/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Small Company Fund, Inc.

SEMIANNUAL REPORT	MARCH 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. ® 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Small Company Fund, Inc. informative and useful. The report covers performance for the six-month period that ended March 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Small Company Fund, Inc.

May 16, 2016

Prudential Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (without Sales Charges) as of 3/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.74	–8.47	42.20	83.15	—
Class B	2.37	–9.18	37.30	69.04	—
Class C	2.34	–9.15	37.22	70.22	—
Class Q	3.11	–7.99	43.30	N/A	66.80 (11/29/10)
Class R	2.64	–8.58	40.82	78.97	—
Class Z	2.86	–8.21	44.21	87.38	—
Russell 2500™ Index	3.68	–7.31	50.94	87.13	—
S&P SmallCap 600 Index	6.48	–3.20	64.07	96.51	—
Lipper Small-Cap Core Funds Average	3.17	–7.90	40.04	68.47	—
Lipper Small-Cap Growth Funds Average*	–2.10	–12.11	37.18	68.98	—

Average Annual Total Returns (with Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–13.50	6.09	5.64	—
Class B		–12.82	6.43	5.39	—
Class C		–9.88	6.53	5.46	—
Class Q		–7.99	7.46	N/A	10.06 (11/29/10)
Class R		–8.58	7.09	5.99	—
Class Z		–8.21	7.60	6.48	—
Russell 2500 Index		–7.31	8.58	6.47	—
S&P SmallCap 600 Index		–3.20	10.41	6.99	—
Lipper Small-Cap Core Funds Average		–7.90	6.86	5.26	—
Lipper Small-Cap Growth Funds Average*		–12.11	6.39	5.25	—

*Note: Although the Fund is classified by Lipper in its Small-Cap Growth Funds Performance Universe, the Small-Cap Core Funds Performance Universe was utilized for performance comparisons, because the Fund’s investment manager believes that the Small-Cap Core Funds Performance Universe provides a more appropriate basis for Fund performance comparisons.

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 2500 Index—The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The cumulative total return for the Index measured from the month-end closest to inception date for Class Q shares through 3/31/16 is 76.53%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 11.24%.

S&P SmallCap 600 Index—The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company US common stocks that cover all industry sectors. The cumulative total return for the Index measured from the month-end closest to inception date for Class Q shares through 3/31/16 is 90.26%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 12.82%.

Lipper Small-Cap Core Funds Average—The Lipper Small-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in

Prudential Jennison Small Company Fund, Inc.	5

Your Fund’s Performance (continued)

the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. The cumulative total return for the Average measured from the month-end closest to inception date for Class Q shares through 3/31/16 is 62.69%. The average annual total return for the Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 9.45%.

Lipper Small-Cap Growth Funds Average—The Lipper Small-Cap Growth Funds Average (Lipper Average) are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have above-average characteristics compared to the S&P Small-Cap 600 Index. The cumulative total return for the Average measured from the month-end closest to inception date for Class Q shares through 3/31/16 is 61.21%. The average annual total return for the Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 9.24%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for Class Q shares, and not from the Class’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/16 (%)
Vantiv, Inc. (Class A Stock), IT Services	2.9
Vail Resorts, Inc., Hotels, Restaurants & Leisure	2.7
Sprouts Farmers Market, Inc., Food & Staples Retailing	2.0
Ulta Salon Cosmetics & Fragrance, Inc., Specialty Retail	1.9
White Mountains Insurance Group Ltd., Insurance	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/16 (%)
Real Estate Investment Trusts (REITs)	11.5
Banks	10.9
Specialty Retail	6.5
Health Care Providers & Services	6.4
Hotels, Restaurants & Leisure	6.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period, and held through the six-month period ended March 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Small Company Fund, Inc.	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,027.40	1.15%	$5.83
	Hypothetical	$1,000.00	$1,019.25	1.15%	$5.81
Class B	Actual	$1,000.00	$1,023.70	1.85%	$9.36
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32
Class C	Actual	$1,000.00	$1,023.40	1.85%	$9.36
	Hypothetical	$1,000.00	$1,015.75	1.85%	$9.32
Class Q	Actual	$1,000.00	$1,031.10	0.69%	$3.50
	Hypothetical	$1,000.00	$1,021.55	0.69%	$3.49
Class R	Actual	$1,000.00	$1,026.40	1.35%	$6.84
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81
Class Z	Actual	$1,000.00	$1,028.60	0.85%	$4.31
	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2016 (to reflect the six month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s expense ratios for the six-month period ended March 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.15	1.15
B	1.85	1.85
C	1.85	1.85
Q	0.69	0.69
R	1.60	1.35
Z	0.85	0.85

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Small Company Fund, Inc.	9

Portfolio of Investments (unaudited)

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 95.1%

COMMON STOCKS 95.1%

Aerospace & Defense 0.8%
Curtiss-Wright Corp.	350,395	$26,514,390

Airlines 0.8%
Spirit Airlines, Inc.*	557,731	26,759,933

Auto Components 0.2%
Dorman Products, Inc.*(a)	135,125	7,353,502

Banks 10.9%
Bank of the Ozarks, Inc.(a)	983,716	41,286,560
BankUnited, Inc.	1,183,197	40,749,305
Columbia Banking System, Inc.	1,430,751	42,808,070
East West Bancorp, Inc.	1,316,347	42,754,951
First Republic Bank	544,410	36,279,482
Investors Bancorp, Inc.	1,616,654	18,817,853
Pinnacle Financial Partners, Inc.(a)	806,507	39,567,233
Signature Bank*	413,421	56,274,866
Wintrust Financial Corp.	804,528	35,672,772

		354,211,092

Biotechnology 1.1%
Amicus Therapeutics, Inc.*(a)	961,109	8,121,371
Anacor Pharmaceuticals, Inc.*(a)	161,726	8,644,255
Otonomy, Inc.*(a)	1,049,915	15,664,732
Radius Health, Inc.*(a)	131,160	4,123,670

		36,554,028

Building Products 1.4%
Owens Corning	958,132	45,300,481

Capital Markets 1.1%
Artisan Partners Asset Management, Inc. (Class A Stock)	353,648	10,906,504
Moelis & Co. (Class A Stock)	843,750	23,819,063

		34,725,567

Chemicals 2.2%
Axalta Coating Systems Ltd.*	413,773	12,082,172
Ferro Corp.*	2,038,592	24,198,087
PolyOne Corp.	1,156,108	34,972,267

		71,252,526

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 2.4%
Mobile Mini, Inc.	1,362,298	$44,983,080
West Corp.	1,389,403	31,706,176

		76,689,256

Communications Equipment 0.6%
CommScope Holding Co., Inc.*	658,960	18,398,163

Construction & Engineering 0.4%
Great Lakes Dredge & Dock Corp.*	3,097,313	13,814,016

Construction Materials 1.1%
Summit Materials, Inc. (Class A Stock)*	1,796,359	34,939,182

Containers & Packaging 0.6%
Bemis Co., Inc.	402,365	20,834,460

Diversified Telecommunication Services 3.3%
Cogent Communications Holdings, Inc.(a)	913,289	35,645,670
Frontier Communications Corp.(a)	8,905,267	49,780,443
ORBCOMM, Inc.*(a)	2,108,873	21,362,883

		106,788,996

Electric Utilities 1.9%
El Paso Electric Co.	285,109	13,080,801
Portland General Electric Co.	674,429	26,633,201
Westar Energy, Inc.	449,755	22,312,346

		62,026,348

Electronic Equipment, Instruments & Components 1.8%
Anixter International, Inc.*	324,951	16,933,197
CDW Corp.	979,716	40,658,214

		57,591,411

Food & Staples Retailing 2.4%
Performance Food Group Co.*(a)	443,698	10,360,348
Sprouts Farmers Market, Inc.*(a)	2,280,316	66,220,377

		76,580,725

Food Products 3.1%
Adecoagro SA (Luxembourg)*	3,331,120	38,474,436
Darling Ingredients, Inc.*	1,662,826	21,899,418
Hain Celestial Group, Inc. (The)*	877,304	35,890,507
SunOpta, Inc. (Canada)*(a)	1,350,962	6,025,291

		102,289,652

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.7%
Nevro Corp.*(a)	404,640	$22,765,046

Health Care Providers & Services 6.4%
Acadia Healthcare Co., Inc.*	305,855	16,855,669
Air Methods Corp.*(a)	924,826	33,497,198
Amsurg Corp.*(a)	514,776	38,402,290
Envision Healthcare Holdings, Inc.*	1,067,998	21,787,159
LifePoint Health, Inc.*	571,747	39,593,480
Molina Healthcare, Inc.*(a)	428,222	27,616,037
Surgery Partners, Inc.*(a)	532,248	7,057,608
Team Health Holdings, Inc.*(a)	511,484	21,385,146

		206,194,587

Hotels, Restaurants & Leisure 6.0%
Bloomin’ Brands, Inc.	943,689	15,920,033
Pinnacle Entertainment, Inc.*	1,019,841	35,796,419
Texas Roadhouse, Inc.	720,038	31,379,256
Vail Resorts, Inc.	646,128	86,387,314
Zoe’s Kitchen, Inc.*(a)	660,490	25,752,505

		195,235,527

Independent Power & Renewable Electricity Producers 0.5%
NRG Yield, Inc. (Class A Stock)	506,335	6,870,966
NRG Yield, Inc. (Class C Stock)(a)	663,963	9,454,833

		16,325,799

Insurance 3.9%
Validus Holdings Ltd.	686,710	32,405,845
W.R. Berkley Corp.	596,347	33,514,701
White Mountains Insurance Group Ltd.	74,086	59,461,424

		125,381,970

Internet & Catalog Retail 0.7%
Wayfair, Inc. (Class A Stock)*(a)	538,518	23,274,748

Internet Software & Services 1.2%
Cornerstone OnDemand, Inc.*	639,882	20,968,933
Marketo, Inc.*	57,091	1,117,271
Q2 Holdings, Inc.*	721,650	17,348,466

		39,434,670

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services 3.9%
Global Payments, Inc.	472,973	$30,885,137
Vantiv, Inc. (Class A Stock)*	1,765,624	95,131,821

		126,016,958

Machinery 2.3%
Barnes Group, Inc.	183,659	6,433,575
Graco, Inc.	118,407	9,941,451
NN, Inc.	1,514,478	20,718,059
Rexnord Corp.*	1,940,304	39,232,947

		76,326,032

Media 1.6%
Cinemark Holdings, Inc.	971,379	34,804,509
IMAX Corp.*(a)	575,664	17,897,394

		52,701,903

Multi-Utilities 0.8%
Alliant Energy Corp.	333,346	24,760,941

Oil, Gas & Consumable Fuels 2.6%
Cheniere Energy Partners LP Holdings LLC	1,475,428	26,646,230
PDC Energy, Inc.*(a)	347,227	20,642,645
SemGroup Corp. (Class A Stock)	563,703	12,626,947
Tallgrass Energy GP LP(a)	1,310,166	24,211,868

		84,127,690

Pharmaceuticals 1.7%
Aerie Pharmaceuticals, Inc.*	994,553	12,093,765
Aratana Therapeutics, Inc.*	1,837,445	10,142,696
Dermira, Inc.*	304,158	6,289,987
Intersect ENT, Inc.*(a)	1,430,544	27,180,336

		55,706,784

Professional Services 1.1%
CEB, Inc.	151,191	9,786,594
Korn/Ferry International	924,977	26,167,599

		35,954,193

Real Estate Investment Trusts (REITs) 11.5%
Capstead Mortgage Corp.	652,449	6,452,720
Chatham Lodging Trust	1,482,407	31,767,982
Chimera Investment Corp.	1,048,071	14,243,285

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d)
Colony Capital, Inc. (Class A Stock)	1,937,163	$32,486,223
Forest City Realty Trust, Inc. (Class A Stock)	2,247,999	47,410,299
Hersha Hospitality Trust	2,037,191	43,473,656
MFA Financial, Inc.	6,408,929	43,901,164
National Storage Affiliates Trust	1,408,579	29,861,875
Pebblebrook Hotel Trust	902,669	26,240,588
QTS Realty Trust, Inc. (Class A Stock)	887,047	42,028,287
Starwood Property Trust, Inc.	1,364,238	25,825,025
Summit Hotel Properties, Inc.	2,437,026	29,171,201

		372,862,305

Road & Rail 0.2%
Heartland Express, Inc.(a)	345,009	6,399,917

Semiconductors & Semiconductor Equipment 1.8%
Cavium, Inc.*	402,024	24,587,788
M/A-COM Technology Solutions Holdings, Inc.*(a)	763,235	33,422,060

		58,009,848

Software 3.6%
CyberArk Software Ltd.*(a)	240,545	10,254,434
Fortinet, Inc.*	333,649	10,219,669
Paycom Software, Inc.*(a)	1,054,222	37,530,303
Qlik Technologies, Inc.*	1,545,549	44,697,277
Varonis Systems, Inc.*(a)	739,077	13,488,155

		116,189,838

Specialty Retail 6.5%
Burlington Stores, Inc.*	691,507	38,890,354
DavidsTea, Inc. (Canada)*(a)	526,489	6,375,782
DSW, Inc. (Class A Stock)	1,894,088	52,352,592
Five Below, Inc.*(a)	296,128	12,241,932
Mattress Firm Holding Corp.*(a)	801,169	33,961,554
Party City Holdco, Inc.*(a)	229,705	3,454,763
Ulta Salon Cosmetics & Fragrance, Inc.*	321,230	62,235,100

		209,512,077

Textiles, Apparel & Luxury Goods 1.7%
G-III Apparel Group Ltd.*	669,246	32,719,437
Kate Spade & Co.*	846,313	21,597,908

		54,317,345

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.3%
Univar, Inc.*	510,465	$8,769,789

TOTAL COMMON STOCKS (cost $2,768,617,528)		3,082,891,695

	Units
WARRANTS*

Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16 (original cost $—, purchased 09/12/13)(a)(b)(c) (cost $—)	8,265	—

TOTAL LONG-TERM INVESTMENTS (cost $2,768,617,528)		3,082,891,695

SHORT-TERM INVESTMENT 17.8%

	Shares

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $578,223,445; includes $426,136,548 of cash collateral for securities on loan)(Note 3)(d)(e)	578,223,445	578,223,445

TOTAL INVESTMENTS 112.9% (cost $3,346,840,973) (Note 5)		3,661,115,140
Liabilities in excess of other assets (12.9)%		(418,184,424)

NET ASSETS 100.0%		$3,242,930,716

The following abbreviation is used in the semiannual report:

OTC—Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $417,934,222; cash collateral of $426,136,548 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the original cost of the restricted security is $0. The value of $0 is 0.0% of net assets.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

See Notes to Financial Statements.

16

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,514,390	$—	$—
Airlines	26,759,933	—	—
Auto Components	7,353,502	—	—
Banks	354,211,092	—	—
Biotechnology	36,554,028	—	—
Building Products	45,300,481	—	—
Capital Markets	34,725,567	—	—
Chemicals	71,252,526	—	—
Commercial Services & Supplies	76,689,256	—	—
Communications Equipment	18,398,163	—	—
Construction & Engineering	13,814,016	—	—
Construction Materials	34,939,182	—	—
Containers & Packaging	20,834,460	—	—
Diversified Telecommunication Services	106,788,996	—	—
Electric Utilities	62,026,348	—	—
Electronic Equipment, Instruments & Components	57,591,411	—	—
Food & Staples Retailing	76,580,725	—	—
Food Products	102,289,652	—	—
Health Care Equipment & Supplies	22,765,046	—	—
Health Care Providers & Services	206,194,587	—	—
Hotels, Restaurants & Leisure	195,235,527	—	—
Independent Power & Renewable Electricity Producers	16,325,799	—	—
Insurance	125,381,970	—	—
Internet & Catalog Retail	23,274,748	—	—
Internet Software & Services	39,434,670	—	—
IT Services	126,016,958	—	—
Machinery	76,326,032	—	—

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of March 31, 2016

	Level 1	Level 2	Level 3
Media	$52,701,903	$—	$—
Multi-Utilities	24,760,941	—	—
Oil, Gas & Consumable Fuels	84,127,690	—	—
Pharmaceuticals	55,706,784	—	—
Professional Services	35,954,193	—	—
Real Estate Investment Trusts (REITs)	372,862,305	—	—
Road & Rail	6,399,917	—	—
Semiconductors & Semiconductor Equipment	58,009,848	—	—
Software	116,189,838	—	—
Specialty Retail	209,512,077	—	—
Textiles, Apparel & Luxury Goods	54,317,345	—	—
Trading Companies & Distributors	8,769,789	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	—
Affiliated Mutual Fund	578,223,445	—	—

Total	$3,661,115,140	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2016 were as follows:

Affiliated Mutual Fund (including 13.1% of collateral for securities on loan)	17.8%
Real Estate Investment Trusts (REITs)	11.5
Banks	10.9
Specialty Retail	6.5
Health Care Providers & Services	6.4
Hotels, Restaurants & Leisure	6.0
IT Services	3.9
Insurance	3.9
Software	3.6
Diversified Telecommunication Services	3.3
Food Products	3.1
Oil, Gas & Consumable Fuels	2.6
Commercial Services & Supplies	2.4
Food & Staples Retailing	2.4
Machinery	2.3
Chemicals	2.2
Electric Utilities	1.9
Semiconductors & Semiconductor Equipment	1.8
Electronic Equipment, Instruments & Components	1.8
Pharmaceuticals	1.7
Textiles, Apparel & Luxury Goods	1.7
Media	1.6
Building Products	1.4%
Internet Software & Services	1.2
Biotechnology	1.1
Professional Services	1.1
Construction Materials	1.1
Capital Markets	1.1
Airlines	0.8
Aerospace & Defense	0.8
Multi-Utilities	0.8
Internet & Catalog Retail	0.7
Health Care Equipment & Supplies	0.7
Containers & Packaging	0.6
Communications Equipment	0.6
Independent Power & Renewable Electricity Producers	0.5
Construction & Engineering	0.4
Trading Companies & Distributors	0.3
Auto Components	0.2
Road & Rail	0.2

112.9
Liabilities in excess of other assets	(12.9)

100.0%

See Notes to Financial Statements.

18

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

There was no effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	19

Statement of Assets & Liabilities (unaudited)

as of March 31, 2016

Assets
Investments at value, including securities on loan of $417,934,222:
Unaffiliated investments (cost $2,768,617,528)	$3,082,891,695
Affiliated investments (cost $578,223,445)	578,223,445
Cash	59,756
Receivable for Fund shares sold	12,474,135
Receivable for investments sold	8,609,503
Dividends receivable	7,424,672
Prepaid expenses	15,131

Total assets	3,689,698,337

Liabilities
Payable to broker for collateral for securities on loan	426,136,548
Payable for Fund shares reacquired	11,992,298
Payable for investments purchased	5,402,993
Management fee payable	1,774,026
Accrued expenses and other liabilities	972,876
Distribution fee payable	363,896
Affiliated transfer agent fee payable	122,503
Deferred directors’ fees	2,481

Total liabilities	446,767,621

Net Assets	$3,242,930,716

Net assets were comprised of:
Common stock, at par	$1,507,514
Paid-in capital in excess of par	2,851,218,907

2,852,726,421
Undistributed net investment income	15,446,486
Accumulated net realized gain on investment transactions	60,483,642
Net unrealized appreciation on investments	314,274,167

Net assets, March 31, 2016	$3,242,930,716

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($792,496,658 ÷ 37,393,851 shares of common stock issued and outstanding)	$21.19
Maximum sales charge (5.50% of offering price)	1.23

Maximum offering price to public	$22.42

Class B
Net asset value, offering price and redemption price per share ($10,136,202 ÷ 789,553 shares of common stock issued and outstanding)	$12.84

Class C
Net asset value, offering price and redemption price per share ($109,639,094 ÷ 8,428,400 shares of common stock issued and outstanding)	$13.01

Class Q
Net asset value, offering price and redemption price per share ($673,395,438 ÷ 30,198,787 shares of common stock issued and outstanding)	$22.30

Class R
Net asset value, offering price and redemption price per share ($161,886,246 ÷ 7,806,734 shares of common stock issued and outstanding)	$20.74

Class Z
Net asset value, offering price and redemption price per share ($1,495,377,078 ÷ 66,134,115 shares of common stock issued and outstanding)	$22.61

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	21

Statement of Operations (unaudited)

Six Months Ended March 31, 2016

Net Investment Income
Income
Unaffiliated dividend income	$27,238,076
Affiliated income from securities lending, net	2,496,054
Affiliated dividend income	254,902

Total income	29,989,032

Expenses
Management fee	10,646,662
Distribution fee—Class A	1,199,026
Distribution fee—Class B	54,805
Distribution fee—Class C	594,666
Distribution fee—Class R	580,114
Transfer agent’s fees and expenses (including affiliated expense of $323,800)	2,062,000
Custodian and accounting fees	204,000
Shareholders’ reports	78,000
Registration fees	60,000
Directors’ fees	33,000
Legal fees and expenses	22,000
Insurance expenses	22,000
Audit fee	12,000
Miscellaneous	16,656

Total expenses	15,584,929
Less: Distribution fee waiver-Class R	(193,372)

Net expenses	15,391,557

Net investment income	14,597,475

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	104,642,822
Net change in unrealized appreciation (depreciation) on investments	(29,117,380)

Net gain on investment transactions	75,525,442

Net Increase In Net Assets Resulting From Operations	$90,122,917

See Notes to Financial Statements.

22

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Increase (Decrease) In Net Assets
Operations
Net investment income	$14,597,475	$15,606,489
Net realized gain on investment transactions	104,642,822	396,419,467
Net change in unrealized appreciation (depreciation) on investments	(29,117,380)	(462,185,753)

Net increase (decrease) in net assets resulting from operations	90,122,917	(50,159,797)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,165,088)	(2,045,046)
Class Q	(3,694,094)	(2,962,121)
Class R	—	(16,046)
Class Z	(6,454,482)	(7,954,712)

	(11,313,664)	(12,977,925)

Distributions from net realized gains
Class A	(106,883,970)	(135,076,974)
Class B	(2,224,731)	(2,939,694)
Class C	(23,858,454)	(26,129,337)
Class Q	(78,082,655)	(65,034,369)
Class R	(20,732,398)	(7,008,711)
Class Z	(185,243,621)	(227,587,816)

	(417,025,829)	(463,776,901)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	458,147,018	1,085,493,731
Net asset value of shares issued in merger (Note 8)	—	160,830,928
Net asset value of shares issued in reinvestment of dividends and distributions	395,495,473	439,350,224
Cost of shares reacquired	(545,012,841)	(986,946,254)

Net increase in net assets from Fund share transactions	308,629,650	698,728,629

Total increase (decrease)	(29,586,926)	171,814,006

Net Assets:
Beginning of period	3,272,517,642	3,100,703,636

End of period(a)	$3,242,930,716	$3,272,517,642

(a) Includes undistributed net investment income of:	$15,446,486	$12,162,675

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	23

Notes to Financial Statements (unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The investment objective of the Fund is to achieve capital growth.

Effective June 5, 2015, the Target Small Capitalization Growth Portfolio of The Target Portfolio Trust, merged into the Fund.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

24

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Jennison Small Company Fund, Inc.	25

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

26

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund generally does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical

Prudential Jennison Small Company Fund, Inc.	27

Notes to Financial Statements (continued)

to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividend and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

28

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund up to $1 billion and .65% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .67% of the average daily net assets of the Fund for the six months ended March 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended March 31, 2016, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares.

PIMS has advised the Fund that it received $253,697 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Small Company Fund, Inc.	29

Notes to Financial Statements (continued)

PIMS has advised the Fund that for the six months ended March 31, 2016, it received $938, $3,232 and $4,267 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, Prudential Annuities Distributors, Inc. (“PAD”), and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc. an indirect, wholly-owned subsidiary of Prudential, is the Funds’ securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the six months ended March 31, 2016, PGIM, Inc. has been compensated $339,306 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2016, were $583,142,427 and $709,054,765, respectively.

30

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of March 31, 2016 were as follows:

Tax Basis	$3,351,381,036

Appreciation	590,511,753
Depreciation	(280,777,649)

Net Unrealized Appreciation	$309,734,104

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 300 million, 75 million, 100 million, 25 million, 225 million, 225 million, 25 million and 275 million authorized shares, respectively.

Prudential Jennison Small Company Fund, Inc.	31

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2016:
Shares sold	3,867,250	$82,825,193
Shares issued in reinvestment of dividends and distributions	4,830,205	100,468,259
Shares reacquired	(6,158,800)	(132,515,379)

Net increase (decrease) in shares outstanding before conversion	2,538,655	50,778,073
Shares issued upon conversion from other share class(es)	70,478	1,546,533
Shares reacquired upon conversion into other share class(es)	(157,132)	(3,520,506)

Net increase (decrease) in shares outstanding	2,452,001	$48,804,100

Year ended September 30, 2015:
Shares sold	7,633,497	$201,228,622
Shares issued in reinvestment of dividends and distributions	5,058,188	126,606,445
Shares reacquired	(10,958,629)	(291,151,560)

Net increase (decrease) in shares outstanding before conversion	1,733,056	36,683,507
Shares issued upon conversion from other share class(es)	122,379	3,256,721
Shares reacquired upon conversion into other share class(es)	(1,493,982)	(41,358,645)

Net increase (decrease) in shares outstanding	361,453	$(1,418,417)

Class B
Six months ended March 31, 2016:
Shares sold	19,370	$253,812
Shares issued in reinvestment of dividends and distributions	163,758	2,068,270
Shares reacquired	(63,204)	(818,773)

Net increase (decrease) in shares outstanding before conversion	119,924	1,503,309
Shares reacquired upon conversion into other share class(es)	(69,232)	(927,290)

Net increase (decrease) in shares outstanding	50,692	$576,019

Year ended September 30, 2015:
Shares sold	41,623	$737,200
Shares issued in reinvestment of dividends and distributions	165,609	2,745,803
Shares reacquired	(97,573)	(1,708,205)

Net increase (decrease) in shares outstanding before conversion	109,659	1,774,798
Shares reacquired upon conversion into other share class(es)	(100,484)	(1,776,948)

Net increase (decrease) in shares outstanding	9,175	$(2,150)

32

Class C	Shares	Amount
Six months ended March 31, 2016:
Shares sold	817,421	$11,063,700
Shares issued in reinvestment of dividends and distributions	1,587,429	20,319,092
Shares reacquired	(1,692,991)	(22,552,069)

Net increase (decrease) in shares outstanding before conversion	711,859	8,830,723
Shares reacquired upon conversion into other share class(es)	(378,212)	(5,753,648)

Net increase (decrease) in shares outstanding	333,647	$3,077,075

Year ended September 30, 2015:
Shares sold	1,812,980	$32,320,991
Shares issued in reinvestment of dividends and distributions	1,287,629	21,580,662
Shares reacquired	(940,557)	(16,758,456)

Net increase (decrease) in shares outstanding before conversion	2,160,052	37,143,197
Shares issued upon conversion from other share class(es)	2,521	45,403
Shares reacquired upon conversion into other share class(es)	(222,855)	(3,995,821)

Net increase (decrease) in shares outstanding	1,939,718	$33,192,779

Class Q
Six months ended March 31, 2016:
Shares sold	7,090,962	$169,477,056
Shares issued in reinvestment of dividends and distributions	3,362,801	73,510,822
Shares reacquired	(2,337,351)	(52,566,518)

Net increase (decrease) in shares outstanding before conversion	8,116,412	190,421,360
Shares issued upon conversion from other share class(es)	93,278	1,975,634

Net increase (decrease) in shares outstanding	8,209,690	$192,396,994

Year ended September 30, 2015:
Shares sold	10,080,033	$278,443,976
Shares issued in reinvestment of dividends and distributions	2,548,426	66,539,389
Shares reacquired	(5,324,266)	(146,886,541)

Net increase (decrease) in shares outstanding	7,304,193	$198,096,824

Class R
Six months ended March 31, 2016:
Shares sold	1,062,539	$22,519,001
Shares issued in reinvestment of dividends and distributions	988,923	20,144,361
Shares reacquired	(834,860)	(17,662,129)

Net increase (decrease) in shares outstanding before conversion	1,216,602	25,001,233
Shares reacquired upon conversion into other share class(es)	(499)	(10,341)

Net increase (decrease) in shares outstanding	1,216,103	$24,990,892

Year ended September 30, 2015:
Shares sold	1,184,769	$30,225,084
Shares issued in merger	4,583,025	118,654,509
Shares issued in reinvestment of dividends and distributions	256,492	6,304,577
Shares reacquired	(1,154,453)	(29,910,313)

Net increase (decrease) in shares outstanding	4,869,833	$125,273,857

Prudential Jennison Small Company Fund, Inc.	33

Notes to Financial Statements (continued)

Class Z	Shares	Amount
Six months ended March 31, 2016:
Shares sold	7,525,181	$172,008,256
Shares issued in reinvestment of dividends and distributions	8,073,282	178,984,669
Shares reacquired	(13,351,156)	(318,897,973)

Net increase (decrease) in shares outstanding before conversion	2,247,307	32,094,952
Shares issued upon conversion from other share class(es)	369,804	9,025,529
Shares reacquired upon conversion into other share class(es)	(107,699)	(2,335,911)

Net increase (decrease) in shares outstanding	2,509,412	$38,784,570

Year ended September 30, 2015:
Shares sold	19,166,448	$542,537,858
Shares issued in merger	1,508,998	42,176,419
Shares issued in reinvestment of dividends and distributions	8,140,987	215,573,348
Shares reacquired	(17,925,440)	(500,531,179)

Net increase (decrease) in shares outstanding before conversion	10,890,993	299,756,446
Shares issued upon conversion from other shares class(es)	1,521,476	44,334,474
Shares reacquired upon conversion into other share class(es)	(18,117)	(505,184)

Net increase (decrease) in shares outstanding	12,394,352	$343,585,736

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended March 31, 2016.

Note 8. Reorganization

On May 15, 2015, shareholders of the Target Small Capitalization Growth Portfolio (“the merged portfolio”) approved the reorganization of the merged portfolio into the Prudential Jennison Small Company Fund, Inc. (“the Fund”). As a result of the reorganization, the assets and liabilities of the merged portfolio were exchanged for shares of the Fund and the shareholders of the merged portfolio are now shareholders of the Fund. The reorganization

34

took place on June 5, 2015. On such date, the merged portfolio had total investments cost and value of $114,620,555 and $161,018,960, respectively, representing the principle assets acquired by the acquiring fund.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 5, 2015:

Merged Portfolio		Acquiring Fund
Target Small Capitalization Growth Portfolio		Prudential Jennison Small Company Fund, Inc.
Class	Shares	Class	Shares	Value
R	6,721,112	R	4,583,025	$118,654,509
T	2,287,603	Z	1,508,998	42,176,419

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio			Acquiring Fund
Target Small Capitalization Growth Portfolio			Prudential Jennison Small Company Fund, Inc.
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
R	$118,654,509	$25,360,050	R	$53,243,130
T	42,176,419	21,038,355	Z	1,778,075,378

Assuming the acquisition had been completed on October 1, 2014, the Fund’s results of operations for the year ended September 30, 2015 were as follows:

Net investment income	$14,752,733	(a)
Net realized and unrealized loss on investments	(36,961,028	)(b)

	$(22,208,295)

(a)	$15,606,489, as reported in the Statement of Operations, plus $(853,756) Net Investment Loss from the merged portfolio pre-merger.
(b)	$(65,766,286), as reported in the Statement of Operations, plus $28,805,258 Net Realized and Unrealized Gain (Loss) on Investments from the merged portfolio pre-merger.

Because both the merged portfolio and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Prudential Jennison Small Company Fund, Inc.	35

Notes to Financial Statements (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the merged portfolio that have been included in the Fund’s Statement of Operations since June 5, 2015.

Note 9. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$ 23.76		$28.09	$27.95	$21.81	$17.39	$17.59
Income (loss) from investment operations:
Net investment income	.08		.07	.07	.12	.06	.01
Net realized and unrealized gain (loss) on investment transactions	.51		(.19)	2.72	6.12	4.36	(.21)
Total from investment operations	.59		(.12)	2.79	6.24	4.42	(.20)
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.06)	(.09)	(.10)	-	-
Distributions from net realized gains	(3.13)		(4.15)	(2.56)	-	-	-
Total dividends and distributions	(3.16)		(4.21)	(2.65)	(.10)	-	-
Capital Contributions(e):	-		-	-	-	-	- (d)
Net asset value, end of period	$ 21.19		$23.76	$28.09	$27.95	$21.81	$17.39
Total Return(b):	2.74%		(1.16)%	10.55%	28.76%	25.42%	(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$792,497		$830,116	$971,441	$1,109,515	$989,346	$865,917
Average net assets (000)	$799,365		$944,315	$1,059,916	$1,034,609	$1,014,383	$1,026,555
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.15%	(f)	1.13%	1.14%	1.15%	1.17%	1.16%
Expenses before waivers and/or expense reimbursement	1.15%	(f)	1.13%	1.14%	1.15%	1.17%	1.16%
Net investment income	.71%	(f)	.27%	.25%	.48%	.29%	.04%
Portfolio turnover rate	19%	(g)	52%	41%	50%	47%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	37

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.65		$19.95	$20.60	$16.13	$12.98	$13.22
Income (loss) from investment operations:
Net investment loss	-	(d)	(.08)	(.09)	(.03)	(.07)	(.10)
Net realized and unrealized gain (loss) on investment transactions	.32		(.07)	2.00	4.52	3.22	(.14)
Total from investment operations	.32		(.15)	1.91	4.49	3.15	(.24)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.02)	-	-
Distributions from net realized gains	(3.13)		(4.15)	(2.56)	-	-	-
Total dividends and distributions	(3.13)		(4.15)	(2.56)	(.02)	-	-
Capital Contributions(e):	-		-	-	-	-	- (d)
Net asset value, end of period	$12.84		$15.65	$19.95	$20.60	$16.13	$12.98
Total Return(b):	2.37%		(1.90)%	9.97%	27.88%	24.27%	(1.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,136		$11,566	$14,556	$18,250	$18,965	$19,786
Average net assets (000)	$10,961		$14,015	$17,001	$18,899	$20,997	$26,270
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.85%	(f)	1.83%	1.84%	1.85%	1.87%	1.86%
Expenses before waivers and/or expense reimbursement	1.85%	(f)	1.83%	1.84%	1.85%	1.87%	1.86%
Net investment loss	-%	(f)(g)	(.43)%	(.44)%	(.19)%	(.42)%	(.66)%
Portfolio turnover rate	19%	(h)	52%	41%	50%	47%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Less than .005%.
(h)	Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$ 15.82		$20.12	$20.79	$16.29	$13.08	$13.32
Income (loss) from investment operations:
Net investment loss	-	(d)	(.08)	(.09)	(.04)	(.06)	(.10)
Net realized and unrealized gain (loss) on investment transactions	.32		(.07)	1.98	4.56	3.27	(.14)
Total from investment operations	.32		(.15)	1.89	4.52	3.21	(.24)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.02)	-	-
Distributions from net realized gains	(3.13)		(4.15)	(2.56)	-	-	-
Total dividends and distributions	(3.13)		(4.15)	(2.56)	(.02)	-	-
Capital Contributions(e):	-		-	-	-	-	- (d)
Net asset value, end of period	$ 13.01		$15.82	$20.12	$20.79	$16.29	$13.08
Total Return(b):	2.34%		(1.88)%	9.77%	27.79%	24.54%	(1.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,639		$128,022	$123,856	$119,436	$92,886	$84,750
Average net assets (000)	$118,940		$135,406	$124,252	$105,977	$94,960	$103,484
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.85%	(f)	1.83%	1.84%	1.85%	1.87%	1.86%
Expenses before waivers and/or expense reimbursement	1.85%	(f)	1.83%	1.84%	1.85%	1.87%	1.86%
Net investment loss	(.01)%	(f)	(.43)%	(.45)%	(.24)%	(.41)%	(.66)%
Portfolio turnover rate	19%	(g)	52%	41%	50%	47%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $.005 per share.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	39

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended March 31,		Year Ended September 30,				November 29, 2010(a) through September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$24.87		$29.22	$28.95	$22.60	$17.97	$20.00
Income (loss) from investment operations:
Net investment income	.14		.20	.20	.24	.17	.09
Net realized and unrealized gain (loss) on investment transactions	.57		(.21)	2.83	6.31	4.54	(2.13)
Total from investment operations	.71		(.01)	3.03	6.55	4.71	(2.04)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.19)	(.20)	(.20)	(.08)	-
Distributions from net realized gains	(3.13)		(4.15)	(2.56)	-	-	-
Total dividends and distributions	(3.28)		(4.34)	(2.76)	(.20)	(.08)	-
Capital Contributions(e):	-		-	-	-	-	.01
Net asset value, end of period	$22.30		$24.87	$29.22	$28.95	$22.60	$17.97
Total Return(c):	3.11%		(.73)%	11.10%	29.27%	26.29%	(10.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$673,395		$546,771	$429,165	$293,225	$240,377	$108,416
Average net assets (000)	$618,287		$531,193	$427,179	$259,446	$189,399	$50,032
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.69%	(f)	.69%	.69%	.70%	.70%	.72%	(f)
Expenses before waivers and/or expense reimbursement	.69%	(f)	.69%	.69%	.70%	.70%	.72%	(f)
Net investment income	1.22%	(f)	.71%	.70%	.94%	.78%	.47%	(f)
Portfolio turnover rate	19%	(g)	52%	41%	50%	47%	44%	(g)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal period ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

40

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.31		$27.63	$27.53	$21.50	$17.17	$17.40
Income (loss) from investment operations:
Net investment income (loss)	.06		.04	.02	.07	.02	(.03)
Net realized and unrealized gain (loss) on investment transactions	.50		(.20)	2.68	6.02	4.31	(.21)
Total from investment operations	.56		(.16)	2.70	6.09	4.33	(.24)
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	(.04)	(.06)	-	-
Distributions from net realized gains	(3.13)		(4.15)	(2.56)	-	-	-
Total dividends and distributions	(3.13)		(4.16)	(2.60)	(.06)	-	-
Capital Contributions(d):	-		-	-	-	-	.01
Net asset value, end of period	$20.74		$23.31	$27.63	$27.53	$21.50	$17.17
Total Return(b):	2.64%		(1.35)%	10.36%	28.42%	25.22%	(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$161,886		$153,606	$47,538	$59,157	$50,449	$42,192
Average net assets (000)	$154,697		$86,446	$56,323	$54,213	$48,728	$47,374
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(e)	1.33%	1.34%	1.35%	1.37%	1.36%
Expenses before waivers and/or expense reimbursement	1.60%	(e)	1.58%	1.59%	1.60%	1.62%	1.61%
Net investment income (loss)	.54%	(e)	.14%	.06%	.28%	.10%	(.17)%
Portfolio turnover rate	19%	(f)	52%	41%	50%	47%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	41

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$ 25.19		$29.56	$29.27	$22.85	$18.22	$18.38
Income (loss) from investment operations:
Net investment income	.12		.16	.16	.20	.13	.07
Net realized and unrealized gain (loss) on investment transactions	.54		(.23)	2.85	6.38	4.55	(.22)
Total from investment operations	.66		(.07)	3.01	6.58	4.68	(.15)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.15)	(.16)	(.16)	(.05)	(.02)
Distributions from net realized gains	(3.13)		(4.15)	(2.56)	-	-	-
Total dividends and distributions	(3.24)		(4.30)	(2.72)	(.16)	(.05)	(.02)
Capital Contributions(d):	-		-	-	-	-	.01
Net asset value, end of period	$ 22.61		$25.19	$29.56	$29.27	$22.85	$18.22
Total Return(b):	2.86%		(.95)%	10.89%	29.04%	25.73%	(.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,495,377		$1,602,437	$1,514,147	$1,603,451	$1,359,627	$1,151,191
Average net assets (000)	$1,496,721		$1,715,343	$1,545,618	$1,428,455	$1,332,921	$1,252,954
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.85%	(e)	.83%	.84%	.85%	.87%	.86%
Expenses before waivers and/or expense reimbursement	.85%	(e)	.83%	.84%	.85%	.87%	.86%
Net investment income	1.01%	(e)	.57%	.55%	.77%	.60%	.33%
Portfolio turnover rate	19%	(f)	52%	41%	50%	47%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

42

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGOAX	CHNDX	PSCCX	PJSQX	JSCRX	PSCZX
CUSIP	74441N101	74441N200	74441N309	74441N887	74441N507	74441N408

MF109E2    0291791-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 20, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 20, 2016